Consolidated Statements of Cash Flows - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Cash flows from operating activities
Net loss	$ (78,340)	$ (108,118)
Impairment of Long-Lived Assets to be Disposed of		4,471
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation and amortization	35,068	37,198
Stock-based compensation	22,564	23,744
Foreign currency transaction loss (gain)	(1,413)	4,087
Share in net (profits) losses of associated companies	1,559	11,866
Unrealized Gain (Loss) on Investments	3,424	5,681
Acquisitions	1,553
Deferred income taxes, net and uncertain tax positions	238	2,891
Other non-cash items, net	2,751	2,494
Change in cash attributable to changes in operating assets and liabilities:
Accounts receivable, net	18,480	(19,676)
Inventories	171	(752)
Other current assets and prepaid expenses	6,173	(3,512)
Other non-current assets	5,257	4,198
Accounts payable	550	(13,031)
Other current liabilities	(2,926)	(2,967)
Deferred revenues	(7,819)	5,123
Other non-current liabilities	(6,853)	(7,609)
Net cash provided by (used in) operating activities	437	(53,912)
Cash flows from investing activities
Cash paid for business combinations, net of cash acquired	0	(68,360)
Purchase of property and equipment	(6,668)	(8,816)
Investments in short-term bank deposits	(90,000)	(31,448)
Proceeds from sale of equity method investment	90,000	128,815
Purchase of intangible assets	(1,486)	(1,487)
Other investing activities	(176)	(1,585)
Payments to Acquire Long-Term Investments	(8,845)	(6,274)
Net cash used in investing activities	(17,175)	10,845
Cash flows from financing activities
Proceeds from exercise of stock options	153	10
Payment of contingent consideration	(1,302)	(906)
Other financing activities	33	(188)
Net cash provided by (used in) financing activities	(1,116)	(1,084)
Effect of exchange rate changes on cash, cash equivalents and restricted cash	(178)	(1,703)
Net change in cash, cash equivalents and restricted cash	(18,032)	(45,854)
Cash, cash equivalents and restricted cash, beginning of year	82,864	150,686
Cash, cash equivalents and restricted cash, end of year	64,832	104,832
Non-cash investing and financing activities:
Transfer of inventories to fixed assets	1,850	7,316
Transfer of fixed assets to inventories	4,829	118
Stock Issued During Period, Value, Employee Stock Purchase Plan	3,264	3,014
Business Combination, Contingent Consideration Arrangements, Change in Amount of Contingent Consideration, Liability		2,794
Reconciliation of cash, cash equivalents and restricted cash reported in the consolidated balance sheets:
Cash and cash equivalents	63,956	104,563
Restricted cash included in other current assets	876	269
Cash, Cash Equivalents, Restricted Cash, and Restricted Cash Equivalents, Total	$ 64,832	$ 104,832